RIGHT OF USE ASSETS - Maturity of Lease Payments (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of quantitative information about right-of-use assets [line items]
Total lease payments	Rp 15,979
Interest	(2,454)
Net present value of lease payments	13,525
Accrued interest	2,363		Rp 28
Total lease liabilities	15,888		14,877	Rp 17,217
Current maturities	(5,525)	$ (388)	(4,805)
Long-term portion	10,363	$ 727	Rp 10,072
1-2 years
Disclosure of quantitative information about right-of-use assets [line items]
Total lease payments	3,922
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total lease payments	3,414
3-4 years
Disclosure of quantitative information about right-of-use assets [line items]
Total lease payments	2,434
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total lease payments	1,813
5-6 years
Disclosure of quantitative information about right-of-use assets [line items]
Total lease payments	1,372
Later than six years
Disclosure of quantitative information about right-of-use assets [line items]
Total lease payments	Rp 3,024